Property, plant and equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, plant and equipment
Opening carrying amount	¥ 4,378
Closing carrying amount	2,601	$ 356	¥ 4,378
Electronic and office equipment
Property, plant and equipment
Opening carrying amount	4,378		2,600
Arising from business combination			186
Additions	112		2,778
Depreciation charge	(1,579)		(1,186)
Disposals	(14)
Disposal of subsidiaries	(296)
Closing carrying amount	2,601		4,378
Electronic and office equipment | Cost
Property, plant and equipment
Opening carrying amount	6,199
Closing carrying amount	5,831		6,199
Electronic and office equipment | Accumulated depreciation
Property, plant and equipment
Opening carrying amount	(1,821)
Closing carrying amount	¥ (3,230)		¥ (1,821)